UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2019

Date of reporting period: May 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

May 31, 2019

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect at any time to receive shareholder reports and other communications from the Funds electronically. If you invest directly with the Funds, you may do so by calling 1-800-999-0887. If you own these shares through a financial intermediary, you may do so by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you are a direct investor with the Funds, you may inform the Funds that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure or contacting us at 1-800-999-0887. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds that you hold (for direct investors) or all Funds that you hold in your account with your financial intermediary.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2019

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-19
Schedule of investments	20-35

Fund Expense Examples	36

Financial Statements
Statements of assets and liabilities	37
Statements of operations	38
Statements of changes in net assets	39
Notes to financial statements	40-45
Financial highlights	46-48

Additional Information	49

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2019

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of -1.13% for the six-months ended May 31, 2019, as compared to its benchmark, the S&P 500 Index, which returned 0.74%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/19
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	-1.03%	9.50%	6.47%	11.70%
S&P 500 Index	3.78%	11.72%	9.66%	13.95%

Gross Expense Ratio as of 03/31/19 was 1.21%.

Net Expense Ratio after reimbursement as of 3/31/19 was 1.03%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2020, so that the annual operating expenses of the Fund do not exceed 1.03% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2019

Management Commentary

The Fund’s lag relative to its benchmark over this period was driven to a large degree by changes in investor macroeconomic expectations. The most high-profile indicator of this was the fluctuation in yield on the 10 Year US Treasury note, which moved from 2.99% on November 30 to 2.13% on May 31 – a drop of -0.86%. As interest rates declined significantly, sectors and industries most sensitive to their gyrations reacted accordingly. Banks performed poorly, as investors questioned their ability to expand or even maintain net interest margins. The Real Estate and Utilities sectors performed well, driven by the appeal of their dividend yields relative to bonds. This change in sentiment was likely driven by concerns relating to the potential economic fallout from escalating trade tensions. While a deal between China and the U.S. was largely expected in late April, by mid-May talks had broken down. To compound the worry, late in the month the President threatened incremental tariffs against Mexico unless the country reduced the flow of immigration from Central American countries.

We have no special insight as to the ultimate resolution of the President’s trade negotiations. In many ways the up and down flow of news acts as a Rorschach test on the President himself. To supporters of his trade stance, the benefits of a potential future trade landscape are worth the volatility and economic risks. To critics, the payoff is doubtful, and the dangers of a recession-causing policy mistake are material.

Given this elevated uncertainty, it is understandable that stocks have drifted down from their recent highs. With the market seemingly trapped between “economic boom” and “recession” scenarios, we believe the best option is to not tilt the Fund’s exposure in a way that heavily favors either outcome. We think at this point that committing strongly in one direction or the other risks crossing over the fine line from investing into speculation.

Compounding this is our belief that the valuation risk in many traditional safe haven sectors is elevated. The risk of rotating into overbought securities is that if and when sentiment changes in the opposite direction, a stock’s reaction to the change is that much more dramatic. We would rather take an intermediate view and continue to focus on seeking out earnings growth potential and attractive valuations, while discounting our expectations in accordance with the general level of macroeconomic uncertainty.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Dividend Yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

Net Interest Margin is the ratio of net interest income to invested assets.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2019

Sector Weightings at 05/31/19
% of Total Investments

Top 10 Equity Holdings at 05/31/19
		% of Fund’s
Company	Industry	Net Assets
Alphabet, Inc. Class A	Interactive Media & Services	3.45%
Microsoft Corp.	Software	3.02%
Celgene Corp.	Biotechnology	2.53%
Qualcomm Inc.	Semiconductors & Semiconductor Equipment	2.28%
Facebook, Inc. Class A	Interactive Media & Services	2.25%
Pfizer Inc.	Pharmaceuticals	2.21%
Bank of America Corp.	Banks	2.21%
Exact Sciences Corp.	Biotechnology	2.20%
eBay Inc.	Internet & Direct Marketing Retail	2.15%
Citigroup Inc.	Banks	2.13%

As of May 31, 2019, 99.8% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2019

	Shares	Value
COMMON STOCKS - 99.8%		$115,926,597
(COST $122,570,472)

Communication Services - 11.1%		12,902,457
Entertainment - 3.3%
Activision Blizzard, Inc.	26,500	1,149,305
The Walt Disney Co.	13,400	1,769,336
Viacom Inc. Class B	31,725	920,977
Interactive Media & Services - 5.7%
Alphabet Inc. Class A (a)	3,625	4,011,062
Facebook, Inc. Class A (a)	14,700	2,608,809
Media - 2.1%
CBS Corp. Class B	50,600	2,442,968

Consumer Discretionary - 10.4%		12,036,150
Automobiles - 1.0%
Harley-Davidson, Inc.	34,400	1,125,568
Distributors - 1.0%
LKQ Corp. (a)	45,225	1,160,021
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	11,725	891,804
Household Durables - 1.3%
TopBuild Corp. (a)	18,752	1,486,471
Internet & Direct Marketing Retail - 2.1%
eBay Inc.	69,495	2,496,955
Leisure Products - 0.7%
Brunswick Corp.	19,700	817,156
Multiline Retail - 1.0%
Target Corp.	14,060	1,131,127
Specialty Retail - 2.5%
Bed Bath & Beyond Inc.	79,400	1,007,586
Lumber Liquidators Holdings, Inc. (a)	117,775	1,129,462
Party City Holdco Inc. (a)	100,000	790,000

Consumer Staples - 3.2%		3,702,751
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	45,450	2,242,503
Household Products - 1.3%
Kimberly-Clark Corp.	11,418	1,460,248

Energy - 6.4%		7,434,945
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	24,144	837,555

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	9,820	$1,118,007
Devon Energy Corp.	28,225	710,141
EOG Resources, Inc.	9,475	775,813
Exxon Mobil Corp.	28,570	2,021,899
Noble Energy, Inc.	37,400	800,360
Pioneer Natural Resources Co.	8,250	1,171,170

Financials - 16.1%		18,749,831
Banks - 9.5%
Bank of America Corp.	96,400	2,564,240
CIT Group Inc.	30,925	1,470,174
Citigroup Inc.	39,830	2,475,434
JPMorgan Chase & Co.	22,955	2,432,312
PNC Financial Services Group, Inc.	7,345	934,725
SunTrust Banks, Inc.	10,450	627,104
Zions Bancorporation, N.A.	13,025	560,987
Capital Markets - 4.9%
Northern Trust Corp.	18,635	1,593,665
State Street Corp.	33,300	1,839,825
The Charles Schwab Corp.	28,500	1,185,885
The Goldman Sachs Group, Inc.	5,775	1,053,880
Consumer Finance - 0.6%
Discover Financial Services	8,820	657,531
Insurance - 1.1%
Fidelity National Financial, Inc.	35,125	1,354,069

Health Care - 21.4%		24,832,223
Biotechnology - 7.3%
AbbVie Inc.	22,125	1,697,209
Amgen Inc.	5,475	912,683
Celgene Corp. (a)	31,375	2,942,661
Exact Sciences Corp. (a)	24,650	2,554,479
MiMedx Group Inc. (a)	65,375	297,456
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	15,450	1,176,208
Health Care Providers & Services - 8.9%
Cigna Corp.	7,175	1,062,044
CVS Health Corp.	41,600	2,178,592
Hanger, Inc. (a)	102,074	1,904,701
HCA Healthcare, Inc.	9,800	1,185,408
McKesson Corp.	18,460	2,254,704
UnitedHealth Group Inc.	7,400	1,789,320
Pharmaceuticals - 4.2%
Johnson & Johnson	9,185	1,204,613
Merck & Co., Inc.	13,900	1,101,019
Pfizer Inc.	61,925	2,571,126

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Shares	Value
COMMON STOCKS (continued)

Industrials - 8.1%		$9,399,955
Air Freight & Logistics - 1.3%
FedEx Corp.	10,175	1,569,799
Airlines - 0.7%
Delta Air Lines, Inc.	16,200	834,300
Building Products - 1.6%
Masco Corp.	53,775	1,877,823
Electrical Equipment - 0.8%
ABB Ltd. ADR	47,975	872,186
Industrial Conglomerates - 1.9%
General Electric Co.	233,025	2,199,756
Machinery - 1.0%
Wabtec Corp.	18,251	1,138,497
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	21,875	907,594

Information Technology - 21.6%		25,136,021
Communications Equipment - 3.5%
Cisco Systems, Inc.	45,485	2,366,585
Lumentum Holdings Inc. (a)	13,700	554,439
Viavi Solutions Inc. (a)	92,735	1,117,457
Electronic Equipment, Instruments & Components - 1.8%
Corning Inc.	43,650	1,258,866
II-VI Inc. (a)	27,450	862,754
IT Services - 4.4%
Alliance Data Systems Corp.	14,175	1,949,062
First Data Corp. Class A (a)	65,000	1,652,300
PayPal Holdings, Inc. (a)	7,895	866,476
Visa Inc. Class A	3,625	584,821
Semiconductors & Semiconductor Equipment - 5.7%
Infineon Technologies A.G. ADR	90,950	1,616,182
Intel Corp.	22,500	990,900
NXP Semiconductors N.V.	16,000	1,410,560
Qualcomm Inc.	39,655	2,649,747
Software - 4.7%
Microsoft Corp.	28,326	3,503,360
Oracle Corp.	39,475	1,997,435
Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc.	10,025	1,755,077

Materials - 1.5%		1,732,264
Metals & Mining - 1.5%
Freeport-McMoRan Inc.	178,400	1,732,264

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^		$902
(COST $902)

Money Market Funds - 0.0%^		902
First American Gov’t. Obligations Fund Class X, 2.310% (b)	902	902

TOTAL INVESTMENTS - 99.8% (COST $122,571,374)		115,927,499

NET OTHER ASSETS AND LIABILITIES - 0.2%		245,123

NET ASSETS - 100.0%		$116,172,622

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2019.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$12,902,457	$–	$–	$12,902,457
Consumer discretionary	12,036,150	–	–	12,036,150
Consumer staples	3,702,751	–	–	3,702,751
Energy	7,434,945	–	–	7,434,945
Financials	18,749,831	–	–	18,749,831
Health care	24,832,223	–	–	24,832,223
Industrials	9,399,955	–	–	9,399,955
Information technology	25,136,021	–	–	25,136,021
Materials	1,732,264	–	–	1,732,264
Total common stocks	115,926,597	–	–	115,926,597
Short-term investments
Money market funds	902	–	–	902
Total short-term investments	902	–	–	902
Total investments	$115,927,499	$–	$–	$115,927,499

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2019.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2019

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance
The MidCap Fund produced a total return of -3.17% for the six-months ended May 31, 2019, as compared to its benchmark, the Russell Midcap Index, which returned 2.29%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/19
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	-10.61%	5.77%	3.44%	11.70%
Russell Midcap Index	1.59%	9.87%	7.89%	14.43%

Gross Expense Ratio as of 03/31/19 was 1.42%.

Net Expense Ratio after reimbursement as of 03/31/19 was 1.15%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2020, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2019

Management Commentary

After a poor start in December 2018, the Fund’s performance relative to its benchmark bounced back for the rest of the semi-annual period until May, when the gap significantly widened again in favor of the benchmark. During both poor months, concerns relating to escalating trade tensions rattled investors, sending interest rates lower and investors searching for safe havens. While some of the Fund’s lag can be explained by security-specific issues, much of it is thematic in nature. For the last few years, momentum has been carrying some stocks higher than we believe reasonable and driving others lower than we think justified. The discrepancy has reached extreme levels, with the Russell Growth Index beating the Value index by a cumulative 31.19% since the end of 2016 through the end of the period.

This had been changing, but as sentiment again turned negative in May, investors retreated to strategies that worked well previously over the past two and a half years (favoring growth over value, for example). The question we’ve been asking ourselves repeatedly over that time period is, “Is the growth or safety premium of Company X really worth THAT much more than only slightly worse metrics from Company Y?” Even when taking the potential for operational stumbles into account, we find ourselves questioning valuation discrepancies more and more frequently. The problem we see is that in order for valuations to be close to reasonable for many growth stocks or perceived safe havens, the earnings and interest rate expectations for those stocks must be accurate well into the future. Given the trade and economic concerns mentioned above, we think the accuracy of predictions well into the future are anything but certain.

In aggregate, the Fund portfolio’s estimated earnings growth rate is roughly in line with that of its benchmark. It is our opinion that the Fund’s price/earnings ratio is at a clear discount to the benchmark. This is consistent with the Growth at a Reasonable Price (GARP) strategy we are attempting to employ in the Fund. We believe this strategy provides the opportunity for competitive returns in the future, and over the long run should continue to work toward that end.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Price-To-Earnings (P/E) Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. Divide market value of a share by the earnings per share.

Russell Midcap Growth Index: The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2019

Sector Weightings at 05/31/19
% of Total Investments

Top 10 Equity Holdings at 05/31/19
		% of Fund’s
Company	Industry	Net Assets
Exact Sciences Corp.	Biotechnology	2.22%
Hanger, Inc.	Health Care Providers & Services	2.12%
CIT Group Inc.	Banks	2.03%
LKQ Corp.	Distributors	2.02%
First Horizon National Corp.	Banks	2.01%
Alliance Data Systems Corp.	IT Services	1.95%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.86%
Electronics for Imaging, Inc.	Technology Hardware, Storage & Peripherals	1.85%
Newell Brands, Inc.	Household Durables	1.79%
Northern Trust Corp.	Capital Markets	1.75%

As of May 31, 2019, 100.0%, of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2019

	Shares	Value
COMMON STOCKS - 99.8%		$39,978,004
(COST $38,837,171)

Communication Services - 1.7%		694,818
Entertainment - 1.7%
Activision Blizzard, Inc.	4,500	195,165
Take-Two Interactive Software, Inc. (a)	4,620	499,653

Consumer Discretionary - 17.6%		7,043,341
Automobiles - 0.9%
Harley-Davidson, Inc.	11,325	370,554
Distributors - 2.0%
LKQ Corp. (a)	31,510	808,232
Household Durables - 5.7%
D.R. Horton, Inc.	10,515	449,621
Newell Brands, Inc.	53,521	718,252
PulteGroup Inc.	15,010	465,310
TopBuild Corp. (a)	8,040	637,331
Leisure Products - 1.8%
Brunswick Corp.	10,045	416,667
Mattel, Inc. (a)	31,550	310,767
Specialty Retail - 5.0%
Bed Bath & Beyond Inc.	30,000	380,700
Lumber Liquidators Holdings, Inc. (a)	58,665	562,597
Party City Holdco Inc. (a)	84,410	666,839
Urban Outfitters, Inc. (a)	17,545	394,236
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc.	23,315	346,228
Skechers U.S.A., Inc. Class A (a)	18,475	516,007

Consumer Staples - 3.5%		1,414,547
Beverages - 1.2%
Molson Coors Brewing Co. Class B	9,115	501,143
Food Products - 2.3%
The Hain Celestial Group, Inc. (a)	18,565	378,540
The J. M. Smucker Co.	4,400	534,864

Energy - 5.4%		2,152,276
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc.	3,510	171,674
TechnipFMC PLC	17,125	356,200
Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	15,200	153,368
Cheniere Energy, Inc. (a)	3,220	203,440
Devon Energy Corp.	10,345	260,280
Noble Energy, Inc.	27,800	594,920
Pioneer Natural Resources Co.	2,905	412,394

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.0%		$6,819,996
Banks - 8.8%
Associated Banc-Corp	34,308	679,641
CIT Group Inc.	17,080	811,983
First Horizon National Corp.	60,145	806,544
Regions Financial Corp.	14,785	204,477
SunTrust Banks, Inc.	6,970	418,270
Zions Bancorporation, N.A.	13,785	593,720
Capital Markets - 4.0%
Eaton Vance Corp.	12,990	496,478
Northern Trust Corp.	8,180	699,554
State Street Corp.	7,825	432,331
Consumer Finance - 1.4%
Discover Financial Services	7,329	546,377
Insurance - 1.8%
Fidelity National Financial, Inc.	11,210	432,145
Unum Group	9,175	288,921
Thrifts & Mortgage Finance - 1.0%
Flagstar Bancorp, Inc.	13,010	409,555

Health Care - 14.7%		5,903,479
Biotechnology - 2.8%
Exact Sciences Corp. (a)	8,565	887,591
MiMedx Group Inc. (a)	23,635	107,539
Xencor, Inc. (a)	4,100	126,444
Health Care Providers & Services - 7.1%
Acadia Healthcare Co., Inc. (a)	15,660	504,565
Hanger, Inc. (a)	45,618	851,232
Henry Schein, Inc. (a)	2,180	140,523
McKesson Corp.	2,495	304,739
Premier, Inc. Class A (a)	17,575	645,881
Tivity Health, Inc. (a)	22,460	411,018
Life Sciences Tools & Services - 2.9%
Accelerate Diagnostics, Inc. (a)	33,700	637,267
Cambrex Corp. (a)	13,575	540,285
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	5,945	746,395

Industrials - 13.7%		5,478,830
Building Products - 2.2%
A.O. Smith Corp.	7,850	317,925
Masco Corp.	15,950	556,974
Commercial Services & Supplies - 1.9%
Hudson Technologies, Inc. (a)	225,325	360,520
Mobile Mini, Inc.	13,020	399,323
Construction & Engineering - 1.0%
MasTec, Inc. (a)	8,955	416,318

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 0.7%
Regal Beloit Corp.	3,805	$276,624
Machinery - 6.2%
Ingersoll-Rand PLC	3,875	458,567
Kornit Digital Ltd. (a)	11,390	323,134
Mueller Water Products, Inc. Class A	30,525	282,051
REV Group, Inc.	48,025	532,117
SPX Corp. (a)	6,705	199,407
SPX Flow, Inc. (a)	19,065	680,620
Trading Companies & Distributors - 1.7%
HD Supply Holdings, Inc. (a)	16,275	675,250

Information Technology - 16.6%		6,659,353
Communications Equipment - 2.2%
Lumentum Holdings Inc. (a)	7,200	291,384
Viavi Solutions Inc. (a)	49,571	597,331
Electronic Equipment, Instruments & Components - 1.2%
II-VI Inc. (a)	15,200	477,736
IT Services - 3.8%
Alliance Data Systems Corp.	5,695	783,062
Black Knight, Inc. (a)	7,735	438,497
Fiserv, Inc. (a)	3,723	319,657
Semiconductors & Semiconductor Equipment - 6.1%
Cypress Semiconductor Corp.	35,200	627,264
Infineon Technologies A.G. ADR	31,625	561,976
Marvell Technology Group Ltd.	26,204	584,349
NXP Semiconductors N.V.	7,550	665,608
Technology Hardware, Storage & Peripherals - 3.3%
CPI Card Group Inc. (a)	150,397	374,489
Electronics for Imaging, Inc. (a)	20,195	740,147
Pure Storage, Inc. Class A (a)	12,475	197,853

Materials - 4.9%		1,970,214
Chemicals - 1.6%
Ecolab Inc.	1,725	317,555
Int’l. Flavors & Fragrances Inc.	2,395	324,331
Containers & Packaging - 1.6%
AptarGroup, Inc.	1,950	220,877
Crown Holdings, Inc. (a)	7,550	418,496
Metals & Mining - 1.7%
Freeport-McMoRan Inc.	61,625	598,379
Lundin Mining Corp.	20,400	90,576

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Shares	Value
COMMON STOCKS (continued)

Real Estate - 3.4%		$1,342,330
Equity Real Estate Investment - 3.0%
DiamondRock Hospitality Co.	37,725	373,855
Host Hotels & Resorts Inc.	21,625	391,629
Kimco Realty Corp.	23,495	408,813
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	23,700	168,033

Utilities - 1.3%		498,820
Electric Utilities - 0.6%
Xcel Energy, Inc.	3,685	211,298
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	11,650	287,522

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Gov’t. Obligations Fund Class X, 2.310% (b)	100,000	100,000

TOTAL INVESTMENTS - 100.0% (COST $38,937,171)		40,078,004

NET OTHER ASSETS AND LIABILITIES - 0.0%^		(14,645)

NET ASSETS - 100.0%		$40,063,359

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2019.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$694,818	$–	$–	$694,818
Consumer discretionary	7,043,341	–	–	7,043,341
Consumer staples	1,414,547	–	–	1,414,547
Energy	2,152,276	–	–	2,152,276
Financials	6,819,996	–	–	6,819,996
Health care	5,903,479	–	–	5,903,479
Industrials	5,478,830	–	–	5,478,830
Information technology	6,659,353	–	–	6,659,353
Materials	1,970,214	–	–	1,970,214
Real estate	1,342,330	–	–	1,342,330
Utilities	498,820	–	–	498,820
Total common stocks	39,978,004	–	–	39,978,004
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$40,078,004	$–	$–	$40,078,004

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2019.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2019

Portfolio Managers

James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of 2.36% for the six-months ended May 31, 2019, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned 3.86%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned 4.45%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/19

	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	3.07%	5.18%	2.84%	5.31%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	4.53%	1.78%	1.65%	2.19%
Bloomberg Barclays U.S. Credit 1-5 Year Index	5.08%	2.46%	2.16%	3.47%

Gross Expense Ratio as of 03/31/19 was 0.71%.	30-Day SEC Yield as of 05/31/19 was 3.45%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2019

Management Commentary

Changes in credit spreads frequently explain the Fund’s relative under and outperformance over short timeframes, but did not during this semi-annual period. In this case, a precipitous decline in yields led to the differential. Yields on the 2 and 5-Year US Treasury dropped 0.87% and 0.90% respectively. The Fund’s end of the period duration of 1.26 years is significantly less than that of its benchmarks, which is 2.67 years for the U.S. Government/Credit 1-5 Year Index and 2.67 years for the U.S. Credit 1-5 Year Index. Consequently, it did not benefit as much from the dramatic interest rate retreat.

While we do not attempt to predict near-term interest rate movements, a dearth of attractive opportunities at the far end of the Fund’s maturity ladder has naturally resulted in fewer purchases of longer-dated securities over the last several quarters. As we have noted before, our goal is to maintain a competitive SEC yield relative to the Fund’s benchmarks. An SEC yield of 3.45% at the end of the period gives us the opportunity to make up the recent lag in the future.

A narrowing of credit spreads has also caused us to retreat to some degree from new purchases of corporate debt for the Fund’s portfolio. The Fund’s exposure to US government debt at the end of the period stands at 15.88%, which is the highest it’s been in many years. If spreads widen (and we expect they eventually will), we’ll look to take advantage. Until then, we’ll seek to remain patient.

We do anticipate that more opportunities to add value will emerge over the next half of the fiscal year. It would be unusual for both interest rates and credit spreads to remain depressed for an extended period of time. It is our opinion that it wouldn’t take much to produce a rebound in either.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 20 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Credit Ratings are provided by Standard & Poor’s, who assign a rating based on their analysis of the issuer’s creditworthiness. The highest rating given is AAA and the lowest is C.

The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted. Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. The highest rating assigned by Moody’s is AAA and the lowest is C.

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2019, 61.04% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the composition of the Fund’s portfolio as of that date was consistent with the composition of the Fund’s portfolio over the past 5 years. In addition, as of that date 51.29% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 4.25% of the Fund’s portfolio was rated below investment-grade and 21.36% of the Fund’s portfolio was not rated by Standard & Poor’s. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2019

Asset Allocation at 05/31/19
(Includes cash equivalents)
% of Total Investments
Corporate Bonds	61.04%
Asset-Backed Securities	13.52%
U.S. Government & Agency Securities	12.49%
Commercial Mortgage-Backed Securities	3.95%
U.S. Government Agency Mortgage-Backed Securities	3.39%
Taxable Municipal Bonds	2.82%
Sovereign Bonds	1.82%
Convertible Bonds	0.70%
Tax-Exempt Municipal Bonds	0.17%
Residential Mortgage-Backed Securities	0.10%
100.00%

Quality Composition at 05/31/19^
(Includes cash equivalents)
% of Total Investments
U.S. Government & Agency Issues	15.88%
AAA	0.55%
AA	0.92%
A	12.49%
BBB	63.25%
BB and Below	6.58%
Not Rated	0.33%
100.00%

^The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 05/31/19.

Top 10 Bond Holdings by Issuer at 05/31/19
% of Fund’s Net Assets
Fannie Mae	4.10%
Ginnie Mae REMIC Trust	3.10%
Federal Home Loan Banks	2.75%
XL Group PLC	2.18%
MBIA Inc.	1.98%
Barclays PLC	1.94%
County of Racine WI Anticipation Notes	1.68%
Freddie Mac	1.58%
General Electric Co.	1.57%
Ford Motor Credit Co. LLC	1.45%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS–97.8%				$3,665,909,280
(COST $3,700,858,259)

Asset-Backed Securities–13.4%				502,548,589
AASET Trust, Series 2018-1A B (h)	5.437	01/16/38	11,731,464	12,025,852
Air Canada, Series 2013-1B (h)	5.375	11/15/22	7,393,224	7,586,927
Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,848,638	1,849,747
Air Canada, Series 2015-2B (h)	5.000	06/15/25	4,400,655	4,542,356
America West Airlines, Series 2001-1	7.100	10/02/22	3,012,397	3,113,824
American Airlines, Series 2013-2 A	4.950	07/15/24	330,876	343,449
American Airlines, Series 2014-1 B	4.375	04/01/24	124,476	125,896
American Airlines, Series 2015-1 B	3.700	11/01/24	2,567,226	2,553,363
American Airlines, Series 2015-2 B	4.400	03/22/25	4,823,587	4,901,247
American Airlines, Series 2016-1 B	5.250	07/15/25	609,963	639,121
Applebee’s Funding LLC / IHOP Funding LLC, Series 2014-1 A2 (h)	4.277	09/05/44	39,558,263	39,726,793
Blackbird Capital Aircraft Lease Securitization Ltd.,
Series 2016-1A A (h)	4.213	12/16/41	679,063	698,795
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	10,515,360	10,645,751
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	21,902	22,174
Business Jet Securities, LLC, Series 2018-1 A (h)	4.335	02/15/33	6,714,464	6,819,604
Business Jet Securities, LLC, Series 2018-1 B (h)	6.048	02/15/33	4,056,938	4,209,816
Cajun Global LLC, Series 2017-1A A2 (h)	6.500	08/20/47	15,040,000	15,770,493
CAL Funding II Ltd., Series 2012-1A A (h)	3.470	10/25/27	954,958	960,883
CAL Funding II Ltd., Series 2013-1A A (h)	3.350	03/27/28	2,487,833	2,497,781
CLIF V Holdings LLC, Series 2013-1A (h)	2.830	03/18/28	6,866,667	6,843,174
CLIF V Holdings LLC, Series 2013-2A (h)	3.220	06/18/28	9,145,260	9,186,691
CLIF V Holdings LLC, Series 2018-1H A (h)	6.020	08/19/43	2,523,339	2,636,982
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	6,472	6,602
Continental Airlines, Series 1999-2 C	6.236	09/15/21	82,490	83,727
Continental Airlines, Series 2012-1 B	6.250	10/11/21	3,997,997	4,075,558
Continental Airlines, Series 2012-2 B	5.500	04/29/22	6,736,339	6,882,518
Cronos Containers Program I Ltd., Series 2013-1A A (h)	3.080	04/18/28	4,737,208	4,733,278
Cronos Containers Program I Ltd., Series 2014-1A A (h)	3.040	08/18/29	934,579	932,733
DCAL Aviation Finance Ltd., Series 2015-1A A1 (h)	4.213	02/15/40	1,729,149	1,752,157
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,503,784	1,651,455
Domino’s Pizza Master Issuer LLC, Series 2017-1A A2I
(3 month LIBOR + 1.250%, floor 0.000%) (c)(h)	3.830	07/25/47	501,075	500,920
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	5,194,218	5,236,810
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	768,134	774,433
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	7,336,233	7,483,480
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	26,698,958	26,750,581
Element Rail Leasing LLC, Series 2014-1A B1 (h)	4.406	04/19/44	10,158,750	10,465,071
Element Rail Leasing LLC, Series 2016-1A A1 (h)	3.968	03/19/46	14,195,584	14,435,533
EngenCap ABS Trust, Series 2016-1 A (h)	3.670	12/21/26	20,446,173	20,364,388
Global Container Assets Ltd., Series 2015-1A A2 (h)	3.450	02/05/30	5,168,353	5,175,435
Global SC Finance II SRL (SEACO), Series 2013-1A A (h)	2.980	04/17/28	7,050,000	7,015,138
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (h)	3.190	07/17/29	4,216,000	4,198,765
Grain Spectrum Funding II LLC (h)	3.290	10/10/34	934,278	930,121
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	14,550,000	12,407,501
HOA Funding LLC, Series 2014-1A A2 (h)	4.846	08/20/44	9,050,000	9,047,557
HP Communities LLC (h)	5.320	03/15/23	244,324	253,251
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	7,947,636	5,807,504

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	1,000,000	$999,230
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	3,978,264	3,911,827
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	9,466,511	9,734,836
Merlin Aviation Holdings D.A.C., Series 2016-1 B (h)	6.500	12/15/32	2,210,808	2,295,282
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	21,179,002	21,206,433
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	25,177,014	25,964,221
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	1,817,377	1,729,307
Northwest Airlines, Series 2000-1 G (d)	7.150	04/01/21	3,376	3,333
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	751,072	778,111
NP Ferrum LLC, Series 2015-1A B1 (h)	4.175	02/19/45	16,917,000	16,789,354
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)(i)	4.948	06/15/44	1,500,000	1,500,000
Prudential Securities Structured Assets, Inc., Series 1998-1 A
(1 month LIBOR + 0.420%, floor 0.000%) (c)(h)	2.901	03/02/25	10,094,500	9,488,830
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	2,679,256	2,787,713
SBA Tower Trust, Series 2014-1A C (h)	2.898	10/15/44	11,301,000	11,291,361
S-Jets Limited, Series 2017-1 B (h)	5.682	08/15/42	13,886,883	14,400,987
Spirit Master Funding, LLC, Series 2014-2A A (h)	5.760	03/20/41	16,564,982	17,168,542
Spirit Master Funding, LLC, Series 2014-4A A1 (h)	3.501	01/20/45	4,853,256	4,854,088
Spirit Master Funding, LLC, Series 2017-1A B (h)	5.490	12/20/47	5,000,000	5,198,133
Sprite Limited, Series 2017-1 B (h)	5.750	12/15/37	3,468,703	3,565,408
TAL Advantage V LLC, Series 2013-1A A (h)	2.830	02/22/38	3,570,000	3,547,271
TAL Advantage V LLC, Series 2014-1A B (h)	4.100	02/22/39	2,659,998	2,672,773
TAL Advantage V LLC, Series 2014-2A A2 (h)	3.330	05/20/39	2,172,500	2,181,445
Textainer Marine Containers V Ltd., Series 2017-1A B (h)	4.850	05/20/42	3,319,561	3,397,103
Textainer Marine Containers V Ltd., Series 2017-2A B (h)	4.750	06/20/42	575,878	587,606
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	28,800,000	27,979,776
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,543,732	1,592,468
US Airways, Series 2001-1 G	7.076	09/20/22	261,196	271,643
US Airways, Series 2012-1 B	8.000	04/01/21	16,374,349	16,579,028
US Airways, Series 2013-1B	5.375	05/15/23	1,285,955	1,340,083
Virgin Australia Trust, Series 2013-1 A (h)	5.000	04/23/25	65,633	67,162

Commercial Mortgage-Backed Securities–3.9%				146,719,187
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%) (c)(h)	5.190	06/15/31	12,000,000	11,982,272
COMM Mortgage Trust, Series 2012-CR1 D (c)(h)	5.498	05/15/45	4,774,000	4,832,564
COMM Mortgage Trust, Series 2012-CR3 E (c)(h)	4.911	10/15/45	5,000,000	4,693,320
COMM Mortgage Trust, Series 2012-CR4 B (h)	3.703	10/15/45	8,435,000	7,941,226
COMM Mortgage Trust, Series 2013-CR9 D (c)(h)	4.397	07/10/45	4,898,000	4,416,521
COMM Mortgage Trust, Series 2013-CR11 D (c)(h)	5.286	08/10/50	5,000,000	5,024,865
COMM Mortgage Trust, Series 2014-CC17 D (c)(h)	5.015	05/10/47	5,210,000	5,182,887
COMM Mortgage Trust, Series 2014-CR19 D (c)(h)	4.895	08/10/47	8,650,000	8,403,563
GS Mortgage Securities Trust, Series 2010-C1 E (h)	4.000	08/10/43	17,741,000	17,307,062
GS Mortgage Securities Trust, Series 2012-GC6 D (c)(h)	5.840	01/10/45	8,834,852	9,017,648
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (c)(h)	4.750	07/15/47	5,000,000	4,647,082
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 D (c)	4.237	07/15/45	5,000,000	4,923,898

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 D (c)(h)	4.709	09/15/47	4,966,000	$4,434,219
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	4,363,650
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 D (c)(h)	4.377	04/15/48	5,000,000	4,558,003
Morgan Stanley Capital I Trust, Series 2011-C2 B (h)	5.200	06/15/44	1,570,000	1,607,930
Morgan Stanley Capital I Trust, Series 2011-C2 D (c)(h)	5.668	06/15/44	1,000,000	1,015,086
MSCCG Trust (Morgan Stanley/Citigroup Global),
Series 2016-SNR D (h)	6.550	11/15/34	386,750	389,539
OBP Depositor LLC Trust, Series 2010-OBP A (h)	4.646	07/15/45	16,809,000	17,034,647
Palisades Center Trust, Series 2016-PLSD B (h)	3.357	04/13/33	4,500,000	4,417,556
Tharaldson Hotel Portfolio Trust, Series 2018-THL D
(1 month LIBOR + 2.000%, floor 2.100%) (c)(h)	4.467	11/11/34	4,900,986	4,909,929
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4 D (c)(h)	4.631	12/10/45	5,300,000	5,159,253
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (h)	3.938	08/15/50	7,072,000	5,513,580
WFRBS Commercial Mortgage Trust, Series 2011-C4 E (c)(h)	5.397	06/15/44	5,000,000	4,942,887

Convertible Bonds–0.7%				25,849,034
Macquarie Infrastructure Corp.	2.875	07/15/19	20,927,000	20,844,757
New Mountain Finance Corp.	5.000	06/15/19	5,004,000	5,004,277

Corporate Bonds–60.5%				2,268,183,614
Acuity Brands Lighting, Inc.	6.000	12/15/19	310,000	314,786
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.625	10/30/20	580,000	593,674
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.500	05/15/21	10,151,000	10,425,253
Aircastle Ltd.	6.250	12/01/19	16,744,000	17,014,849
Aircastle Ltd.	7.625	04/15/20	2,250,000	2,333,031
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,874,366
Aircastle Ltd.	5.500	02/15/22	8,263,000	8,718,729
Ameriprise Financial, Inc.	7.300	06/28/19	4,392,000	4,404,578
Ameris Bancorp (5.750% to 03/15/22,
then 3 month LIBOR + 3.616%) (c)	5.750	03/15/27	5,000,000	5,124,209
AmTrust Financial Services, Inc.	6.125	08/15/23	33,034,000	32,085,632
Andeavor LLC	5.125	04/01/24	3,380,000	3,469,376
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.500	10/15/19	5,055,000	5,089,294
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.250	10/15/22	36,117,000	37,019,925
Arbor Realty Trust, Inc.	5.625	05/01/23	12,500,000	12,595,158
Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	10,123,900
ArcelorMittal	5.125	06/01/20	2,805,000	2,860,941
Arconic Inc.	6.150	08/15/20	22,281,000	22,893,727
Arconic Inc.	5.400	04/15/21	7,202,000	7,377,225
Arrow Electronics, Inc.	6.000	04/01/20	3,600,000	3,689,254
Ashtead Capital, Inc. (h)	5.625	10/01/24	3,060,000	3,159,450
Associated Banc-Corp	2.750	11/15/19	23,439,000	23,434,030
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (c)	4.991	12/15/66	25,973,000	21,297,860
Astoria Financial Corp.	3.500	06/08/20	2,645,000	2,654,206
Australia & New Zealand Banking Group Ltd.	2.250	06/13/19	2,746,000	2,745,665
Avery Dennison Corp.	5.375	04/15/20	1,401,000	1,426,102

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Avon Products, Inc. (e)	6.600	03/15/20	500,000	$510,000
Bank of America Corp. (5.125% to 06/17/19,
then 3 month LIBOR + 3.387%) (c)(g)	5.125	07/01/19	6,753,000	6,723,084
Bank of America Corp.	6.750	08/15/19	150,000	151,173
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%) (c)(g)	5.200	06/01/23	2,500,000	2,525,000
Bank of America Corp. (4.0 times (USISDA10–USISDA02–0.250%),
floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	671,000	448,731
Bank of the Ozarks, Inc. (5.500% to 07/01/21,
then 3 month LIBOR + 4.425%) (c)	5.500	07/01/26	19,475,000	19,846,335
Barclays Bank PLC (d)	2.250	09/13/19	15,000,000	14,944,625
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%) (c)	2.520	03/16/23	4,435,000	4,399,520
Barclays Bank PLC (3 month LIBOR + 0.650%,
floor 1.650%, cap 6.000%) (c)	3.215	02/05/25	15,000,000	14,419,583
Barclays Bank PLC (5.0 times (USISDA30–USISDA05),
floor 0.000%, cap 10.000%) (c)	1.820	04/30/29	2,425,000	2,009,113
Barclays Bank PLC (8.0 times (USISDA30–USISDA05–0.250%),
floor 0.000%, cap 8.000%) (c)	0.096	08/28/29	2,721,000	2,198,568
Barclays PLC	2.750	11/08/19	33,992,000	33,943,799
Barclays PLC	2.875	06/08/20	636,000	635,447
Barrick (PD) Australia Finance Pty. Ltd.	4.950	01/15/20	372,000	377,763
BCB Bancorp, Inc. (5.625% to 08/01/23,
then 3 month LIBOR + 2.720%) (c)(h)	5.625	08/01/28	9,000,000	9,054,657
Becton Dickinson and Co.	2.133	06/06/19	5,416,000	5,415,768
Becton Dickinson and Co.	2.675	12/15/19	17,131,000	17,122,886
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (c)	3.638	06/06/22	25,355,000	25,517,171
Bemis Co., Inc.	6.800	08/01/19	1,186,000	1,193,350
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5
+4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c)(h)	6.250	10/19/75	7,951,000	8,233,260
Boardwalk Pipelines, LP	5.750	09/15/19	2,945,000	2,960,955
BorgWarner, Inc.	8.000	10/01/19	4,387,000	4,457,412
Brambles USA, Inc. (h)	5.350	04/01/20	1,750,000	1,787,781
Braskem Finance Ltd. (h)	5.750	04/15/21	10,000,000	10,325,100
Braskem Finance Ltd. (h)	5.750	04/15/21	21,788,000	22,496,328
British Sky Broadcasting Group plc (h)	2.625	09/16/19	500,000	499,764
British Sky Broadcasting Group plc (h)	2.625	09/16/19	300,000	299,858
Brunswick Corp. (h)	4.625	05/15/21	10,828,000	10,829,948
Buckeye Partners, L.P.	4.875	02/01/21	572,000	582,687
CA, Inc.	5.375	12/01/19	10,443,000	10,567,048
Cadence BanCorp (h)	4.875	06/28/19	3,500,000	3,500,217
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	20,683,690
Capital One Bank USA N.A.	8.800	07/15/19	8,907,000	8,966,943
Carpenter Technology Corp.	5.200	07/15/21	3,665,000	3,751,842
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	2,032,659
CBL & Associates LP	5.250	12/01/23	7,075,000	4,881,750
CBL & Associates LP	4.600	10/15/24	5,889,000	3,798,405
CBQ Finance Ltd. (h)	7.500	11/18/19	2,200,000	2,238,500
Citigroup, Inc. (4.0 times (USISDA10–USISDA02–0.250%),
floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	727,000	515,298

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Citigroup, Inc. (5.0 times (USISDA30–USISDA05), floor 0.000%,
cap 10.000%) (c)	1.585	12/20/33	1,485,000	$1,128,452
CNH Industrial Capital LLC	3.375	07/15/19	9,966,000	9,953,542
CommonWealth REIT	5.875	09/15/20	6,583,000	6,737,663
Compass Bank	2.750	09/29/19	2,784,000	2,782,883
ConnectOne Bancorp, Inc. (5.200% to 02/01/23,
then 3 month LIBOR + 2.840%) (c)	5.200	02/01/28	5,080,000	5,148,220
Constellation Brands, Inc.	3.875	11/15/19	2,317,000	2,328,064
Continental Resources, Inc.	5.000	09/15/22	24,389,000	24,565,888
Controladora Mabe S.A. de C.V. (h)	7.875	10/28/19	7,900,000	8,048,125
County Bancorp, Inc. (5.875% to 06/01/23,
then 3 month LIBOR + 2.884%) (c)	5.875	06/01/28	7,500,000	7,683,142
Cowen Inc. (h)	7.250	05/06/24	7,000,000	7,103,241
CRB Group, Inc. (h)	6.250	06/15/23	5,000,000	5,181,307
Credit Suisse A.G. New York	5.400	01/14/20	19,335,000	19,632,237
CVS Health Corp. (3 month LIBOR + 0.630%) (c)	3.231	03/09/20	5,000	5,013
Delphi Financial Group, Inc.	7.875	01/31/20	3,608,000	3,717,202
Deutsche Bank AG (3 month LIBOR + 0.970%) (c)	3.567	07/13/20	2,250,000	2,236,496
Deutsche Bank AG	2.950	08/20/20	5,000,000	4,964,281
Deutsche Bank AG (3 month LIBOR + 1.310%) (c)	3.830	08/20/20	2,000,000	1,986,539
Deutsche Bank AG	3.150	01/22/21	15,250,000	15,062,838
Deutsche Bank AG	4.250	02/04/21	175,000	175,627
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,103,017
Deutsche Bank AG	4.250	10/14/21	313,000	315,041
Discover Bank	8.700	11/18/19	2,107,000	2,161,722
Discover Bank	7.000	04/15/20	4,912,000	5,084,082
Discover Financial Services	10.250	07/15/19	12,519,000	12,621,256
Dominion Gas Holdings, LLC	2.500	12/15/19	9,530,000	9,514,053
Drawbridge Special Opportunities Fund L.P. (h)	5.000	08/01/21	15,000,000	15,193,246
Eagle Bancorp, Inc. (5.000% to 08/01/21,
then 3 month LIBOR + 3.850%) (c)	5.000	08/01/26	6,474,000	6,537,165
EF Holdco Inc. / EF Cayman Holdings Ltd. (h)	5.500	09/01/22	3,500,000	3,578,921
Embraer Overseas Ltd.	6.375	01/15/20	13,540,000	13,743,235
Enogex LLC (h)	6.250	03/15/20	5,295,000	5,417,859
Ensco PLC	8.000	01/31/24	12,306,000	10,090,920
Enstar Group Ltd.	4.500	03/10/22	25,056,000	25,620,481
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (c)	5.404	06/01/67	8,538,000	7,812,270
Enterprise Products Operating LLC
(5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,099,390
Equinix, Inc.	5.375	01/01/22	1,525,000	1,561,219
Equinix, Inc.	5.375	04/01/23	2,000,000	2,026,900
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (c)	4.903	05/01/67	24,705,000	22,110,975
Exelon Generation Co., LLC	5.200	10/01/19	624,000	628,307
Exelon Generation Co., LLC	2.950	01/15/20	8,645,000	8,653,322
Express Scripts, Inc.	7.250	06/15/19	927,000	928,192
FedNat Holding Co. (h)	7.500	03/15/29	3,000,000	3,000,000
Fidelity Federal Bancorp (6.875% to 10/15/23,
then 3 month LIBOR + 3.790%) (c)(h)	6.875	10/15/28	6,500,000	6,774,789

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Fifth Third Bancorp (4.900% to 09/30/19,
then 3 month LIBOR + 3.129%) (c)(g)	4.900	09/30/19	25,010,000	$24,884,950
First Niagara Financial Group, Inc.	6.750	03/19/20	4,943,000	5,099,424
First Tennessee Bank N.A.	2.950	12/01/19	47,302,000	47,328,726
Flagstar Bancorp, Inc.	6.125	07/15/21	43,391,000	45,648,767
Flex Ltd.	4.625	02/15/20	5,425,000	5,493,237
Flushing Financial Corp. (5.250% to 12/15/21,
then 3 month LIBOR + 3.440%) (c)	5.250	12/15/26	730,000	743,217
FMC Corp.	5.200	12/15/19	4,041,000	4,092,685
Ford Motor Credit Co. LLC	1.897	08/12/19	15,170,000	15,146,399
Ford Motor Credit Co. LLC	2.597	11/04/19	37,480,000	37,442,698
Ford Motor Credit Co. LLC	2.681	01/09/20	946,000	944,450
Ford Motor Credit Co. LLC (3 month LIBOR + 1.000%) (c)	3.592	01/09/20	486,000	486,645
Ford Motor Credit Co. LLC	8.125	01/15/20	500,000	515,123
Fresenius Medical Care US Finance II, Inc. (h)	5.625	07/31/19	140,000	140,470
Fresenius Medical Care US Finance II, Inc. (h)	5.625	07/31/19	215,000	215,722
FS Investment Corp.	4.000	07/15/19	4,427,000	4,428,816
FS Investment Corp.	4.250	01/15/20	28,128,000	28,230,027
General Electric Capital Corp. (3 month LIBOR + 1.000%) (c)	3.597	04/15/23	10,075,000	9,884,719
General Electric Capital Corp. (3 month LIBOR + 0.380%) (c)	2.945	05/05/26	5,148,000	4,620,905
General Electric Co. (5.000% to 01/21/21,
then 3 month LIBOR + 3.330%) (c)(g)	5.000	01/21/21	46,706,000	43,459,933
General Electric Co. / LJ VP Holdings LLC (h)	3.800	06/18/19	750,000	750,315
General Motors Financial Co., Inc.	3.150	01/15/20	6,918,000	6,928,723
General Motors Financial Co., Inc.	2.650	04/13/20	2,997,000	2,994,521
Genworth Financial Inc.	7.700	06/15/20	2,918,000	2,919,459
GLP Capital L.P. / GLP Financing II, Inc.	4.875	11/01/20	375,000	381,413
Goldman Sachs Group, Inc. (3.000% to 08/31/19, then 4.000%) (d)	3.000	08/31/20	15,000,000	14,955,587
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%) (c)	4.125	11/29/23	6,736,000	6,888,234
Hainan Airlines Hong Kong Co., Ltd. (h)	3.625	02/07/20	14,737,000	14,756,865
Harley-Davidson Financial Services, Inc. (h)	2.400	09/15/19	1,675,000	1,671,737
Harley-Davidson Financial Services, Inc. (h)	2.400	09/15/19	225,000	224,562
Harley-Davidson Financial Services, Inc. (h)	2.150	02/26/20	11,848,000	11,783,674
Harley-Davidson Financial Services, Inc. (h)	2.150	02/26/20	500,000	497,285
HCA Inc.	4.250	10/15/19	6,373,000	6,398,150
HCA Inc.	6.500	02/15/20	23,403,000	23,957,334
Hewlett Packard Enterprise Co. (h)	2.100	10/04/19	250,000	249,494
Hillshire Brands Co.	4.100	09/15/20	1,935,000	1,959,901
Holcim US Finance Sarl & Cie S.C.S. (h)	6.000	12/30/19	1,650,000	1,674,790
Home BancShares Inc. (5.625% to 04/15/22,
then 3 month LIBOR + 3.575%) (c)	5.625	04/15/27	4,950,000	5,075,353
Hughes Satellite Systems Corp.	6.500	06/15/19	9,173,000	9,156,030
Humana Inc.	2.625	10/01/19	3,013,000	3,010,992
Husky Energy Inc.	7.250	12/15/19	15,381,000	15,734,921
Hyundai Capital Services, Inc. (h)	1.625	08/30/19	1,180,000	1,176,752
International Lease Finance Corp.	4.625	04/15/21	220,000	226,166
Investar Holding Corp. (6.000% to 03/30/22,
then 3 month LIBOR +3.945%) (c)	6.000	03/30/27	500,000	513,367
INVISTA Finance LLC (h)	4.250	10/15/19	32,165,000	32,239,552

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	$869,954
Johnson Controls, Inc.	5.000	03/30/20	750,000	763,197
JPMorgan Chase & Co. (5.000% to 07/01/19,
then 3 month LIBOR + 3.320%) (c)(g)	5.000	07/01/19	7,500,000	7,471,875
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (c)(g)	6.053	07/30/19	7,903,000	7,895,650
Keysight Technologies, Inc.	3.300	10/30/19	22,001,000	22,049,926
Kinder Morgan Inc.	3.050	12/01/19	4,666,000	4,670,095
Laclede Group, Inc.	2.550	08/15/19	4,695,000	4,680,354
Land O' Lakes, Inc. (h)	6.000	11/15/22	6,502,000	6,721,442
Life Technologies Corp.	6.000	03/01/20	334,000	341,399
Lincoln National Corp. (3 month LIBOR + 2.3575%) (c)	4.883	05/17/66	25,985,000	21,567,550
Lincoln National Corp. (3 month LIBOR + 2.040%) (c)	4.632	04/20/67	25,323,000	19,751,940
Lloyds Bank PLC (h)	5.800	01/13/20	600,000	610,840
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (c)	3.645	12/28/20	14,173,000	14,177,544
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%) (c)	3.266	12/01/21	1,007,000	1,006,288
MBIA Inc.	6.400	08/15/22	74,877,000	74,221,826
Medallion Financial Corp. (h)	8.250	03/22/24	8,000,000	8,036,895
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (c)	3.371	09/15/26	3,870,000	3,666,138
Meta Financial Group, Inc. (5.750% to 08/15/21,
then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	3,200,000	3,260,699
MetLife, Inc. (5.250% to 06/15/20,
then 3 month LIBOR + 3.575%) (c)(g)	5.250	06/15/20	5,490,000	5,538,037
Midcontinent Express Pipeline LLC (h)	6.700	09/15/19	22,810,000	22,927,369
Minnwest Corp. (5.875% to 07/15/23,
then 3 month LIBOR + 2.980%) (c)(h)	5.875	07/15/28	6,000,000	6,160,111
Mizuho Bank, Ltd. (h)	2.650	09/25/19	4,545,000	4,545,889
MM Finished Lots Holdings, LLC (h)	7.250	01/31/24	5,212,455	5,212,455
Molson Coors Brewing Co.	2.250	03/15/20	16,406,000	16,345,967
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	3.520	04/01/21	130,000	129,675
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	3.520	06/09/23	100,000	100,750
Motiva Enterprises LLC (h)	5.750	01/15/20	6,876,000	6,979,111
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	24,820,000	25,874,850
Mylan N.V.	2.500	06/07/19	6,592,000	6,591,561
NetApp, Inc.	2.000	09/27/19	106,000	105,761
NexBank Capital, Inc. (5.500% to 03/15/21,
then 3 month LIBOR + 4.355%) (c)(h)	5.500	03/16/26	14,500,000	14,690,585
Noble Holding Int'l. Ltd.	4.625	03/01/21	6,657,000	6,390,720
Northpointe Bank (6.875% to 10/01/23,
then 3 month LIBOR + 3.765%) (c)(h)	6.875	10/01/28	5,000,000	5,214,163
Nutrien Ltd.	4.875	03/30/20	4,902,000	4,985,129
NXP B.V. / NXP Funding LLC (h)	4.125	06/15/20	12,652,000	12,757,771
NXP B.V. / NXP Funding LLC (h)	4.125	06/01/21	15,442,000	15,679,807
Office Properties Income Trust	3.600	02/01/20	11,851,000	11,886,819
Office Properties Income Trust	4.150	02/01/22	10,919,000	11,035,515
Office Properties Income Trust	4.250	05/15/24	13,441,000	13,382,507
Office Properties Income Trust	4.500	02/01/25	100,000	97,606
Old Second Bancorp, Inc. (5.750% to 12/31/21,
then 3 month LIBOR + 3.850%) (c)	5.750	12/31/26	1,945,000	2,012,716

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Pacific Continental Corp. (5.875% to 06/30/21,
then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	510,000	$520,424
Pearson Funding Four PLC (h)	3.750	05/08/22	2,300,000	2,334,658
Pedcor Bancorp (7.250% to 02/15/24,
then 3 month LIBOR + 4.600%) (c)(h)	7.250	02/15/29	3,000,000	3,139,950
Penske Truck Leasing Co., L.P. / PTL Finance Corp. (h)	2.500	06/15/19	100,000	99,962
Penske Truck Leasing Co., L.P. / PTL Finance Corp. (h)	3.050	01/09/20	5,265,000	5,265,952
Pentair Finance S.A.	2.650	12/01/19	6,285,000	6,277,386
Perrigo Finance Unlimited Co.	3.500	03/15/21	900,000	895,405
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/21	160,000	160,000
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/22	2,738,000	2,717,465
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/22	1,000,000	992,500
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/23	3,841,000	3,792,987
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/23	1,705,000	1,683,688
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/24	4,799,000	4,727,015
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/24	1,815,000	1,787,775
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/25	1,530,000	1,499,400
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c)(h)	3.026	09/15/26	865,000	841,213
Phillips 66 (3 month LIBOR + 0.750%) (c)(h)	3.347	04/15/20	18,241,000	18,250,761
Plains All American Pipeline, L.P. / PAA Finance Corp.	2.600	12/15/19	4,737,000	4,727,121
Principal Financial Group, Inc. (4.700% to 05/15/20,
then 3 month LIBOR + 3.044%) (c)	4.700	05/15/55	31,600,000	31,017,612
Prospect Capital Corp.	4.250	06/15/20	500,000	501,917
Protective Life Corp.	7.375	10/15/19	8,073,000	8,208,840
Public Service Co. of Oklahoma	5.150	12/01/19	7,200,000	7,285,329
QBE Capital Funding III Ltd. (7.250% to 05/24/21,
then USSW10 + 4.050%) (c)(h)	7.250	05/24/41	1,795,000	1,890,629
Quest Diagnostics Inc.	4.750	01/30/20	3,950,000	4,001,913
R. J. Reynolds Tobacco Co.	8.125	06/23/19	1,875,000	1,880,756
RBB Bancorp (6.500% to 03/31/21,
then 3 month LIBOR + 5.160%) (c)(h)	6.500	03/31/26	2,000,000	2,047,789
RBB Bancorp (6.180% to 12/01/23,
then 3 month LIBOR + 3.150%) (c)	6.180	12/01/28	5,000,000	5,190,077
ReadyCap Holdings, LLC (h)	7.500	02/15/22	26,000,000	27,647,739
Reckson Operating Partnership, L.P.	7.750	03/15/20	874,000	906,701
Reinsurance Group of America, Inc.	6.450	11/15/19	4,366,000	4,436,225
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (c)	5.276	12/15/65	33,029,000	30,386,680
Renasant Corp. (5.000% to 09/01/21,
then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	4,100,000	4,139,094
RenRe North America Holdings Inc.	5.750	03/15/20	3,200,000	3,275,463
Reynolds American Inc.	8.125	06/23/19	1,080,000	1,083,316

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Rockies Express Pipeline LLC (h)	5.625	04/15/20	10,585,000	$10,743,457
Royal Bank of Canada (6.100% where
USISDA10 is greater than or equal to 1.784%) (c)	6.100	08/15/19	2,000,000	1,970,000
Royal Bank of Scotland Group PLC	6.400	10/21/19	1,385,000	1,403,079
RPM Int'l., Inc.	6.125	10/15/19	15,513,000	15,689,618
Ryder System, Inc.	2.450	09/03/19	5,250,000	5,244,758
Sabra Health Care L.P. / Sabra Capital Corp.	5.500	02/01/21	2,633,000	2,670,389
SAIC, Inc.	4.450	12/01/20	13,028,000	13,134,830
Senior Housing Properties Trust	6.750	04/15/20	5,012,000	5,074,525
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,813,023
SESI LLC	7.125	12/15/21	38,264,000	28,506,680
Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	23,465,000	23,395,142
Silversea Cruise Finance Ltd. (h)	7.250	02/01/25	35,256,000	37,767,990
SLM Corp. (d)	6.250	09/15/20	172,000	170,126
SLM Corp. (d)	6.750	12/15/20	306,000	301,581
SLM Corp. (d)	6.750	12/15/20	95,000	93,628
SLM Corp. (d)	8.000	12/15/20	71,000	71,252
SLM Corp.	6.000	06/15/21	261,000	252,363
SLM Corp.	6.150	06/15/21	146,000	141,579
SLM Corp.	7.250	01/25/22	602,000	634,821
Smithfield Foods, Inc. (h)	2.700	01/31/20	17,859,000	17,809,594
Smithfield Foods, Inc. (h)	2.650	10/03/21	6,833,000	6,671,860
Southern California Edison Co.	2.900	03/01/21	4,735,000	4,737,194
Southern National Bancorp of Virginia, Inc.
(5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (c)(h)	5.875	01/31/27	2,000,000	2,048,965
Southside Bancshares, Inc.
(5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (c)	5.500	09/30/26	2,035,000	2,068,859
Sprint Spectrum Co. LLC (b)(h)	3.360	03/20/23	21,381,875	21,328,420
Standard Chartered PLC (h)	2.400	09/08/19	3,700,000	3,693,954
TECO Finance, Inc.	5.150	03/15/20	2,800,000	2,851,521
Texas Gas Transmission, LLC (h)	4.500	02/01/21	1,000,000	1,020,336
Textron Inc.	7.250	10/01/19	2,000,000	2,028,393
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (c)	4.728	05/15/67	20,673,000	16,984,317
Trinity Industries, Inc.	4.550	10/01/24	5,517,000	5,291,528
United Business Media plc (h)	5.750	11/03/20	6,915,000	7,158,248
United Rentals N.A., Inc.	4.625	07/15/23	12,607,000	12,827,622
UTB Financial Holding Co. (6.500% to 09/01/23,
then 3 month LIBOR + 3.620%) (c)(h)	6.500	09/01/28	6,000,000	6,237,462
Volkswagen Group of America Finance, LLC (h)	2.450	11/20/19	400,000	399,772
Willis North America Inc.	7.000	09/29/19	3,299,000	3,339,414
Worthington Industries, Inc.	6.500	04/15/20	8,000,000	8,218,473
WT Holdings, Inc. (h)	7.000	04/30/23	17,000,000	17,110,500
XL Group PLC (3 month LIBOR + 2.4575%) (c)(g)	5.054	07/02/19	84,861,000	81,678,712
ZF North America Capital, Inc. (h)	4.000	04/29/20	10,000,000	10,056,951

Residential Mortgage-Backed Securities–0.1%				3,523,756
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	329,267	328,293
Minnesota Housing Finance Agency	2.700	09/01/41	2,068,823	2,017,516
Onslow Bay Mortgage Loan Trust, Series 2015-1 1A8 (c)(h)	2.771	11/25/45	1,184,551	1,177,947

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Sovereign Bonds–1.8%				$67,744,824
Banco Latinoamericano de Comercio Exterior, S.A. (h)	3.250	05/07/20	12,483,000	12,489,242
Bayerische Landesbank (3 month LIBOR + 1.160% where
(USISDA30–USISDA02) is greater than -0.250%) (c)	3.752	10/02/21	6,000,000	6,088,666
Comision Federal de Electricidad (h)	4.875	05/26/21	5,285,000	5,406,608
Petroleos Mexicanos	6.000	03/05/20	10,000,000	10,205,000
Petroleos Mexicanos	6.375	02/04/21	14,793,000	15,377,323
Petroleos Mexicanos	3.500	01/30/23	6,025,000	5,793,640
Petroleos Mexicanos	4.875	01/18/24	11,080,000	11,078,892
Syngenta Finance N.V. (h)	3.698	04/24/20	1,300,000	1,305,453

Taxable Municipal Bonds–2.8%				104,938,234
California Statewide Communities Development Authority	5.370	06/01/21	425,000	433,802
Casino Reinvestment Development Authority NJ	5.340	06/01/20	3,105,000	3,121,550
City of Long Beach CA Pension Obligation	5.180	09/01/21	3,180,000	3,294,544
City of Newark NJ	3.057	04/01/20	700,000	696,850
Conway Health Facilities Board AR	3.500	08/01/19	545,000	545,163
Conway Health Facilities Board AR	3.770	08/01/20	905,000	912,312
County of Cuyahoga OH	5.000	12/01/19	5,000	5,063
County of Ohio WV Special District Excise Tax Revenue	3.500	03/01/20	495,000	495,233
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	579,882
County of Racine WI Anticipation Notes	3.050	12/01/20	62,900,000	63,051,589
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	650,468
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	41,392
Eastern Illinois University	5.600	04/01/20	585,000	585,790
Eastern Illinois University	5.700	04/01/21	125,000	125,209
Fannin County TX Public Facility Corp.	5.200	10/01/19	515,000	509,469
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	773,116
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	2,800,000	2,820,328
Garza County TX Public Facility Corp.	6.200	10/01/20	855,000	816,995
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,535,000	1,558,716
LL & P Wind Energy, Inc. WA (h)	5.983	12/01/22	7,095,000	7,425,627
New Jersey Economic Development Authority	3.300	06/15/19	1,000,000	999,930
New Jersey Economic Development Authority	3.290	07/01/19	320,000	320,051
New Jersey Sports & Exposition Authority	6.076	03/01/23	355,000	384,877
North Texas Tollway Authority	8.910	02/01/30	535,000	556,684
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	215,000	220,826
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	1,110,000	1,109,101
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	660,888
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	838,440
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	1,006,628
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	935,057
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	958,796
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	963,440
State of Illinois General Obligation	3.650	04/01/20	550,000	551,974
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	630,901
Town of Hamden CT General Obligation	4.000	08/15/19	680,000	680,959
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,729,571
Town of Oyster Bay NY General Obligation	3.950	02/01/21	890,000	897,013

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Utah Infrastructure Agency Telecommunications Revenue and
Refunding	3.500	10/15/23	3,050,000	$3,050,000

Tax-Exempt Municipal Bonds–0.2%				6,121,637
Casino Reinvestment Development Authority NJ	5.250	06/01/19	5,000,000	5,000,000
Puerto Rico Commonwealth	5.500	07/01/19	130,000	130,239
Puerto Rico Electric Power Authority	5.000	07/01/19	770,000	771,132
Puerto Rico Highways & Transportation Authority	4.125	07/01/19	120,000	120,100
Puerto Rico Municipal Finance Agency	5.250	08/01/19	100,000	100,166

U.S. Government Agency Mortgage-Backed Securities–3.4%				125,927,914
Fannie Mae REMIC, Series 2013-29 Class AI IO	2.500	04/25/28	5,632,320	377,770
Fannie Mae REMIC, Series 2013-38 CI IO	3.000	04/25/28	15,725,202	1,210,333
Freddie Mac REMIC, Series 4136 Class IH IO	3.500	09/15/27	7,770,173	630,557
Freddie Mac REMIC, Series 4238 Class NS IO (-1.0 times 1 month
LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	4.260	02/15/42	3,464,897	469,779
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA2 M2 (1 month LIBOR + 2.200%, floor 0.000%) (c)	4.630	10/25/28	6,831,703	6,859,222
Ginnie Mae, Series 78-2071X	7.000	05/15/33	18,740	21,523
Ginnie Mae REMIC Trust, Series 2013-2 AB	1.600	12/16/42	993,076	978,340
Ginnie Mae REMIC Trust, Series 2013-30 A	1.500	05/16/42	27,218,950	26,163,186
Ginnie Mae REMIC Trust, Series 2013-33 A	1.061	07/16/38	43,283,367	41,438,720
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	360,671	349,184
Ginnie Mae REMIC Trust, Series 2013-40 A	1.511	10/16/41	11,532,600	11,174,502
Ginnie Mae REMIC Trust, Series 2013-45 AB	1.450	04/16/39	1,544,608	1,512,518
Ginnie Mae REMIC Trust, Series 2013-57 A	1.350	06/16/37	10,995,751	10,697,339
Ginnie Mae REMIC Trust, Series 2013-125 A	1.180	12/16/37	1,740,110	1,693,650
Ginnie Mae REMIC Trust, Series 2015-71 DA (c)	2.132	09/16/49	13,879,104	13,594,366
Ginnie Mae REMIC Trust, Series 2018-25 IO (c)	0.593	02/16/60	147,462,704	8,756,925

U.S. Government & Agency Securities–11.0%				414,352,491
Fannie Mae	1.000	06/28/19	700,000	699,305
Fannie Mae	1.050	06/28/19	95,000	94,909
Fannie Mae	1.075	07/11/19	1,659,000	1,656,690
Fannie Mae	1.050	07/12/19	1,000,000	998,492
Fannie Mae	1.125	07/26/19	610,000	608,870
Fannie Mae	1.125	07/26/19	500,000	499,044
Fannie Mae	1.250	07/26/19	4,685,000	4,676,593
Fannie Mae	1.250	07/26/19	73,000	72,873
Fannie Mae	0.875	08/02/19	9,632,000	9,606,826
Fannie Mae	1.250	08/23/19	75,000	74,804
Fannie Mae	1.250	08/23/19	400,000	398,918
Fannie Mae	1.350	08/26/19	835,000	832,869
Fannie Mae	1.000	08/28/19	1,680,000	1,674,381
Fannie Mae	1.750	09/12/19	10,044,000	10,024,607
Fannie Mae	1.125	09/27/19	600,000	597,532
Fannie Mae	1.250	09/30/19	677,000	674,632
Fannie Mae (f)	0.000	10/09/19	56,985,000	56,483,648
Fannie Mae	1.100	10/17/19	1,412,000	1,405,222

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Fannie Mae	1.230	10/17/19	28,663,000	$28,544,840
Fannie Mae	1.000	10/24/19	17,183,000	17,089,316
Fannie Mae	1.330	10/24/19	541,000	538,699
Fannie Mae	1.200	10/28/19	255,000	253,764
Fannie Mae	1.400	10/28/19	4,265,000	4,248,822
Fannie Mae	1.250	11/15/19	215,000	213,930
Fannie Mae	1.400	11/26/19	89,000	88,602
Fannie Mae	1.750	11/26/19	5,846,000	5,828,479
Fannie Mae	1.550	12/27/19	870,000	865,891
Fannie Mae	1.250	12/30/19	100,000	99,402
Fannie Mae	1.300	12/30/19	150,000	149,150
Fannie Mae	1.350	12/30/19	100,000	99,429
Fannie Mae	1.375	12/30/19	433,000	430,856
Fannie Mae	1.580	12/30/19	200,000	199,246
Fannie Mae (2.000% to 06/30/19, then 2.500%) (d)	2.000	12/30/19	110,000	109,979
Fannie Mae	1.625	01/21/20	1,332,000	1,326,228
Fannie Mae	1.650	01/27/20	900,000	896,318
Fannie Mae	1.700	01/27/20	1,095,000	1,090,288
Fannie Mae	1.500	02/20/20	125,000	124,353
Fannie Mae	1.250	02/25/20	102,000	101,337
Fannie Mae	1.220	03/30/20	400,000	396,729
Farmer Mac	1.640	01/27/20	150,000	149,381
Farmer Mac	1.475	04/03/20	180,000	178,834
Federal Farm Credit Banks	4.280	06/05/19	285,000	285,030
Federal Farm Credit Banks	1.375	06/12/19	1,000,000	999,722
Federal Farm Credit Banks	1.180	06/13/19	1,180,000	1,179,606
Federal Farm Credit Banks	1.120	06/27/19	20,000,000	19,983,651
Federal Farm Credit Banks	1.200	06/27/19	998,000	997,242
Federal Farm Credit Banks	1.020	07/12/19	73,000	72,896
Federal Farm Credit Banks	1.350	08/02/19	1,959,000	1,956,032
Federal Farm Credit Banks	4.375	08/05/19	100,000	100,355
Federal Farm Credit Banks	1.400	08/28/19	500,000	498,948
Federal Farm Credit Banks	1.200	09/12/19	2,000,000	1,994,590
Federal Farm Credit Banks	2.530	09/12/19	100,000	100,072
Federal Farm Credit Banks	1.550	09/27/19	215,000	214,521
Federal Farm Credit Banks	1.140	10/07/19	771,000	768,193
Federal Farm Credit Banks	1.180	10/18/19	168,000	167,359
Federal Farm Credit Banks	4.730	10/21/19	980,000	989,190
Federal Farm Credit Banks	1.250	10/22/19	1,425,000	1,419,527
Federal Farm Credit Banks	1.360	10/28/19	355,000	353,809
Federal Farm Credit Banks	1.160	11/01/19	847,000	843,435
Federal Farm Credit Banks	1.550	11/15/19	1,050,000	1,046,900
Federal Farm Credit Banks	5.150	11/15/19	353,000	357,595
Federal Farm Credit Banks	1.100	11/18/19	169,000	168,067
Federal Farm Credit Banks	1.600	11/19/19	235,000	234,250
Federal Farm Credit Banks	1.300	11/25/19	100,000	99,541
Federal Farm Credit Banks	1.240	11/29/19	300,000	298,594
Federal Farm Credit Banks	2.390	12/05/19	270,000	270,232

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Federal Farm Credit Banks	3.050	12/06/19	231,000	$231,973
Federal Farm Credit Banks	1.370	12/17/19	214,000	213,039
Federal Farm Credit Banks	1.440	12/19/19	500,000	497,597
Federal Farm Credit Banks	1.500	12/19/19	233,000	231,959
Federal Farm Credit Banks	1.625	01/03/20	100,000	99,665
Federal Farm Credit Banks	4.250	01/06/20	286,000	289,402
Federal Farm Credit Banks	1.950	01/10/20	504,000	503,210
Federal Farm Credit Banks	1.520	01/17/20	1,164,000	1,159,021
Federal Farm Credit Banks	4.600	01/29/20	110,000	111,699
Federal Farm Credit Banks	1.420	05/18/20	401,000	398,068
Federal Farm Credit Banks	1.380	11/02/20	385,000	381,606
Federal Home Loan Banks	1.625	06/14/19	385,000	384,915
Federal Home Loan Banks	1.160	06/21/19	190,000	189,880
Federal Home Loan Banks	4.375	07/01/19	260,000	260,389
Federal Home Loan Banks	2.375	07/16/19	745,000	744,946
Federal Home Loan Banks	1.375	07/26/19	425,000	424,345
Federal Home Loan Banks	0.875	08/05/19	17,560,000	17,512,265
Federal Home Loan Banks	5.125	08/15/19	1,280,000	1,286,953
Federal Home Loan Banks	1.250	08/22/19	340,000	339,084
Federal Home Loan Banks	1.375	09/13/19	1,365,000	1,361,067
Federal Home Loan Banks	2.000	09/13/19	720,000	719,064
Federal Home Loan Banks	2.375	09/13/19	275,000	274,994
Federal Home Loan Banks	4.500	09/13/19	705,000	708,975
Federal Home Loan Banks	1.000	09/26/19	13,535,000	13,474,364
Federal Home Loan Banks	1.280	09/27/19	105,000	104,626
Federal Home Loan Banks	1.350	09/27/19	2,000,000	1,993,062
Federal Home Loan Banks	1.500	09/27/19	2,480,000	2,473,170
Federal Home Loan Banks	1.500	09/27/19	600,000	598,221
Federal Home Loan Banks	1.125	10/03/19	525,000	522,830
Federal Home Loan Banks	1.500	10/07/19	695,000	692,776
Federal Home Loan Banks	1.125	10/11/19	200,000	199,064
Federal Home Loan Banks	1.200	10/11/19	470,000	468,047
Federal Home Loan Banks	1.550	10/11/19	385,000	383,786
Federal Home Loan Banks	1.340	10/17/19	250,000	249,038
Federal Home Loan Banks	2.625	10/18/19	5,000,000	5,004,357
Federal Home Loan Banks	1.500	10/21/19	6,340,000	6,317,789
Federal Home Loan Banks	1.370	10/24/19	14,706	14,648
Federal Home Loan Banks	1.500	10/24/19	100,000	99,657
Federal Home Loan Banks	2.750	10/24/19	1,000,000	1,001,197
Federal Home Loan Banks	1.190	10/28/19	300,000	298,533
Federal Home Loan Banks	1.400	10/29/19	585,000	582,595
Federal Home Loan Banks	1.375	11/15/19	10,345,000	10,300,033
Federal Home Loan Banks	1.100	11/18/19	500,000	497,030
Federal Home Loan Banks	1.250	12/13/19	645,000	641,159
Federal Home Loan Banks	2.375	12/13/19	1,400,000	1,400,423
Federal Home Loan Banks	4.125	12/13/19	2,045,000	2,064,167
Federal Home Loan Banks	2.550	12/19/19	17,470,000	17,483,317
Federal Home Loan Banks	1.390	12/26/19	200,000	198,997

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Federal Home Loan Banks (3 month LIBOR - 0.140%,
floor 0.000%) (c)	2.470	12/26/19	120,000	$120,033
Federal Home Loan Banks	1.450	12/27/19	200,000	198,982
Federal Home Loan Banks	1.500	12/27/19	510,000	507,298
Federal Home Loan Banks	2.000	12/27/19	170,000	169,649
Federal Home Loan Banks (d)	5.400	12/30/19	1,020,000	1,037,275
Federal Home Loan Banks	2.125	02/11/20	3,590,000	3,587,204
Federal Home Loan Banks	2.150	02/14/20	150,000	149,890
Federal Home Loan Banks	1.700	04/14/20	500,000	497,519
Federal Home Loan Banks	2.495	05/28/20	5,000,000	5,001,369
Federal Home Loan Banks (2.000% to 06/29/19,
2.250% to 12/29/19, then 2.500%) (d)	2.000	06/29/20	100,000	99,987
Federal Home Loan Banks	1.240	07/13/20	300,000	297,026
Federal Home Loan Banks	1.700	10/19/20	200,000	198,933
Financing Corp. (f)	0.000	09/26/19	1,403,000	1,391,693
Freddie Mac (d)	2.000	06/07/19	6,852,000	6,851,696
Freddie Mac	1.500	07/18/19	500,000	499,407
Freddie Mac	1.050	07/26/19	1,000,000	997,908
Freddie Mac	1.250	07/26/19	225,000	224,594
Freddie Mac	1.500	07/26/19	450,000	449,375
Freddie Mac	1.250	08/01/19	118,000	117,791
Freddie Mac	1.375	08/15/19	532,000	530,856
Freddie Mac	1.300	08/16/19	100,000	99,768
Freddie Mac	1.300	08/23/19	1,800,000	1,795,808
Freddie Mac	1.300	09/20/19	111,000	110,664
Freddie Mac	1.500	09/27/19	100,000	99,734
Freddie Mac	1.250	09/30/19	732,000	729,499
Freddie Mac (f)	0.000	10/01/19	135,000	133,901
Freddie Mac	1.250	10/02/19	20,810,000	20,734,694
Freddie Mac	1.500	10/03/19	100,000	99,711
Freddie Mac (d)	2.500	10/28/19	100,000	100,020
Freddie Mac	1.650	10/30/19	400,000	398,922
Freddie Mac	1.350	11/26/19	3,000,000	2,985,381
Freddie Mac	1.750	11/27/19	200,000	199,390
Freddie Mac (f)	0.000	11/29/19	9,167,000	9,060,585
Freddie Mac	1.500	12/26/19	1,800,000	1,791,226
Freddie Mac	1.250	12/30/19	328,000	325,991
Freddie Mac	1.375	12/30/19	475,000	472,306
Freddie Mac	1.500	12/30/19	500,000	497,223
Freddie Mac (2.000% to 06/30/19, then 2.500%) (d)	2.000	12/30/19	675,000	674,819
Freddie Mac	1.300	02/13/20	5,495,000	5,456,332
Freddie Mac	2.000	02/21/20	130,000	129,658
Freddie Mac	1.500	02/24/20	247,000	245,524
Freddie Mac	1.800	04/13/20	300,000	298,611
Freddie Mac	1.350	04/28/20	150,000	148,695
Freddie Mac (2.000% to 11/18/19, then 3.000%) (d)	2.000	05/18/20	100,000	99,915
Freddie Mac (2.000% to 06/12/19, 2.250% to 09/12/19,
2.500% to 12/12/19, 2.750% to 3/12/20, then 3.000%) (d)	2.000	06/12/20	352,000	351,907
Freddie Mac	1.500	06/24/20	2,175,000	2,161,992

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

			Shares or
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Freddie Mac (1.750% to 07/14/19, then 2.250%) (d)	1.750	07/14/20	175,000	$174,906
Residual Funding Corp. (f)	0.000	10/15/19	81,000	80,269
Residual Funding Corp. (f)	0.000	10/15/19	13,819,000	13,693,819
Tennessee Valley Authority	2.250	03/15/20	550,000	549,633
U.S. Treasury Bonds	1.000	08/31/19	10,000,000	9,964,453
U.S. Treasury Bonds	1.250	08/31/19	10,000,000	9,970,703
U.S. Treasury Bonds	1.000	09/30/19	3,000,000	2,986,172
U.S. Treasury Bonds	1.250	10/31/19	10,000,000	9,954,297
U.S. Treasury Bonds	1.500	11/30/19	10,000,000	9,957,031

SHORT-TERM INVESTMENTS–1.3%				49,892,199
(COST $49,885,515)

Money Market Funds–0.0%^				100,000
First American Government Obligations Fund Class X (a)	2.310		100,000	100,000

U.S. Government & Agency Securities–1.3%				49,792,199
U.S. Treasury Bills (b)	2.278	06/25/19	25,000,000	24,961,333
U.S. Treasury Bills (b)	2.296	07/23/19	5,000,000	4,983,280
U.S. Treasury Bills (b)	2.303	09/19/19	5,000,000	4,965,519
U.S. Treasury Bills (b)	2.327	10/03/19	15,000,000	14,882,067

TOTAL INVESTMENTS–99.1% (COST $3,750,743,774)				3,715,801,479

NET OTHER ASSETS AND LIABILITIES–0.9%				33,201,105

NET ASSETS–100.0%				$3,749,002,584

(a)	Rate shown represents the 7-day yield at May 31, 2019.
(b)	Rate shown represents the current coupon rate for corporate bonds and the current yield for U.S. Treasury Bills at May 31, 2019.
(c)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2019.
(e)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(f)	Zero-coupon security.
(g)	Perpetual maturity; date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At May 31, 2019, the aggregate value of these securities was $1,176,670,091, representing 31.4% of net assets.
(i)	When-issued security. At May 31, 2019, the aggregate value of these securities was $1,500,000, representing less than 0.04% of net assets.
^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Abbreviations:
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate
USSW10	10-Year Dollar Semi Annual 30/360 Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
S.A. de C.V.	Sociedad Anónima de Capital Variable is the term for limited liability companies in Mexico.
SARL	Société à responsabilité limitée is the Luxembourg term for a limited liability corporation.
SCS	Société en commandite simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$502,548,589	$–	$502,548,589
Commercial mortgage-backed securities	–	146,719,187	–	146,719,187
Convertible bonds	–	25,849,034	–	25,849,034
Corporate bonds	–	2,268,183,614	–	2,268,183,614
Residential mortgage-backed securities	–	3,523,756	–	3,523,756
Sovereign bonds	–	67,744,824	–	67,744,824
Taxable municipal bonds	–	104,938,234	–	104,938,234
Tax-exempt municipal bonds	–	6,121,637	–	6,121,637
U.S. government agency mortgage-backed securities	–	125,927,914	–	125,927,914
U.S. government & agency securities	–	414,352,491	–	414,352,491
Total bonds	–	3,665,909,280	–	3,665,909,280
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	49,792,199	–	49,792,199
Total short-term investments	100,000	49,792,199	–	49,892,199
Total investments	$100,000	$3,715,701,479	$–	$3,715,801,479

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2019.

For more information on valuation inputs, see financial statement Note 2–Significant Accounting Policies.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2019

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
Six-Month Period Ended May 31, 2019	Expense Ratio	Account Value	Account Value	Expenses Paid
	for the Period	12/01/18	05/31/19	During the Period*
LargeCap Fund
Actual	1.03%	$1,000.00	$983.56	$5.09
Hypothetical (5% return before expenses)	1.03%	$1,000.00	$1,019.86	$5.19
MidCap Fund
Actual	1.15%	$1,000.00	$962.57	$5.63
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.27	$5.79
Bond Fund
Actual	0.71%	$1,000.00	$1,020.06	$3.58
Hypothetical (5% return before expenses)	0.71%	$1,000.00	$1,021.46	$3.58

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Assets
Total investments in securities, at value (a)	$115,927	$40,078	$3,715,801
Cash	–	122	8,739
Due from sale of securities	190	25	2,972
Receivable from fund shares sold	2	–	8,826
Dividends and interest receivable (b)	232	52	34,598
Prepaid expenses	13	13	124
Total assets	116,364	40,290	3,771,060
Liabilities
Due on purchase of securities	–	171	16,594
Payable for fund shares redeemed	33	5	3,169
Line of credit	36	–	–
Accrued expenses payable	31	23	183
Accrued directors expense payable	1	1	3
Due to Advisor	90	27	2,108
Total liabilities	191	227	22,057
Net assets	$116,173	$40,063	$3,749,003
Net assets consist of
Capital stock ($.001 par value)	$123,049	$39,472	$3,906,791
Total distributable earnings (accumulated deficit)	(6,876)	591	(157,788)
Net assets	$116,173	$40,063	$3,749,003
Net asset value per share
Shares of capital stock outstanding (unlimited shares
authorized)	1,787	3,696	327,034
Offering and redemption price	$65.02 (c)	$10.84	$11.46

(a) Cost of investments in securities	$122,571	$38,937	$3,750,744
(b) Net of foreign withholding taxes	$6	$–	$–

(c)	Does not recalculate due to rounding.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2019 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$1	$1	$77,599
Dividends	1,261	311	–
Less foreign taxes withheld	(15)	(3)	–
Total investment income	1,247	309	77,599
Expenses
Investment advisory fees	558	203	11,055
Shareholder servicing costs	38	14	825
Administrative & accounting services fees	60	28	505
Custody fees	6	5	136
Directors fees	12	11	72
Federal & state registration	18	17	59
Professional fees	19	19	42
Interest expense from line of credit (see note 2)	1	2	1
Other expenses	18	14	293
Total expenses	730	313	12,988
Less expenses reimbursed by Advisor	(121)	(80)	–
Net expenses	609	233	12,988
Net investment income	638	76	64,611
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(311)	(451)	(867)
Net unrealized appreciation (depreciation) on investments	(1,939)	(1,648)	25,112
Net realized and unrealized gain (loss)	(2,250)	(2,099)	24,245
Increase (Decrease) in net assets
resulting from operations	($1,612)	($2,023)	$88,856

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND

	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2019	November 30,	May 31, 2019	November 30,	May 31, 2019	November 30,
	(Unaudited)	2018	(Unaudited)	2018	(Unaudited)	2018
Operations
Net investment income	$638	$1,031	$76	$97	$64,611	$97,590
Net realized gain (loss) on investments	(311)	(9)	(451)	2,276	(867)	(24,455)
Net unrealized appreciation (depreciation)
on investments	(1,939)	1,306	(1,648)	(5,204)	25,112	(10,607)
Net increase (decrease) in net assets
resulting from operations	(1,612)	2,328	(2,023)	(2,831)	88,856	62,528
Distributions to shareholders
Total distributions to shareholders	(945)	(1,071)	(2,338)	(3,632)	(59,874)	(88,362)
Net decrease in net assets resulting from
distributions to shareholders	(945)	(1,071)	(2,338)	(3,632)	(59,874)	(88,362)
Fund share transactions
Proceeds from shares sold	2,273	5,252	2,790	2,986	790,791	1,786,706
Reinvestment of distributions	910	1,042	2,305	3,593	55,809	83,667
Cost of shares redeemed	(6,170)	(14,839)	(5,700)	(5,939)	(781,773)	(809,987)
Net increase (decrease) in net assets
resulting from fund share
transactions	(2,987)	(8,545)	(605)	640	64,827	1,060,386
Total increase (decrease) in net assets	(5,544)	(7,288)	(4,966)	(5,823)	93,809	1,034,552
Net assets
Beginning of year	121,717	129,005	45,029	50,852	3,655,194	2,620,642
End of period	$116,173	$121,717	$40,063	$45,029	$3,749,003	$3,655,194

Share transactions
Shares sold	35	77	250	226	69,560	156,036
Shares issued in reinvestment
of distributions	16	16	243	274	4,933	7,331
Shares redeemed	(98)	(220)	(542)	(460)	(68,789)	(70,819)
Net increase (decrease) in fund
shares outstanding	(47)	(127)	(49)	40	5,704	92,548

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statement of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 8, 2019, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 5.50% as of May 31, 2019. As of May 31, 2019, the limits established are: LargeCap Fund - $6,000,000, MidCap Fund - $2,300,000 and Bond Fund - $145,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2019.

		Average			Date of
	Average	Interest	Interest	Maximum	Maximum
	Balance	Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$26,747	5.44%	$735	$423,000	12/18/18
MidCap Fund	$66,753	5.48%	$1,848	$1,900,000	12/20/18
Bond Fund	$61,901	5.25%	$1,643	$11,266,000	12/05/18

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

PERMANENT BOOK AND TAX DIFFERENCES - GAAP requires that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month ended May 31, 2019, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in note 5, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2020 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 1.03%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2019, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $120,665 and $80,190, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2019, affiliated shareholders held 22.36% of the MidCap Fund’s outstanding shares. Transactions by the shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2019, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$20,461
MidCap Fund	$18,524
Bond Fund	$169,572

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2019, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$10,481
MidCap Fund	$1,629
Bond Fund	$545,897

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

NOTE 4 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2019 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$16,093,821	$18,981,739	$–	$–
MidCap Fund	$6,750,159	$9,671,414	$–	$–
Bond Fund	$419,309,282	$496,726,538	$701,684,141	$302,522,387

NOTE 5 – INCOME TAX INFORMATION
At May 31, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Federal tax cost	$122,874,186	$39,189,171	$3,750,897,550

Unrealized appreciation	$12,443,656	$7,635,976	$23,760,957
Unrealized depreciation	(19,390,343)	(6,747,143)	(58,857,028)
Net unrealized appreciation (depreciation)	($6,946,687)	$888,833	($35,096,071)

At November 30, 2018, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Distributable earnings (accumulated deficit)
Net unrealized appreciation (depreciation)	($4,758,559)	$2,615,649	($60,216,740)
Distributable ordinary income	802,310	199,651	22,885,343
Distributable long-term capital gains	–	2,136,809	–
Post-October losses	–	–	(723,325)
Capital loss carryforwards	(363,087)	–	(148,714,723)
Total distributable earnings
(accumulated deficit)	($4,319,336)	$4,952,109	($186,769,445)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The tax basis post-October losses as of November 30, 2018 and capital loss carryforward as of November 30, 2018, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Post-October losses
Short-term	$–	$–	$565,218
Long-term	–	–	158,107
Total Post-October losses	$–	$–	$723,325
Net capital loss carryforward
Short-term	$–	$–	$20,433,977
Long-term	363,087	–	128,280,746
Total capital loss carryforward	$363,087	$–	$148,714,723

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during the six-month period ended May 31, 2019 and the fiscal year ended November 30, 2018 are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Six-month period ended May 31, 2019 (Unaudited)
Distributions paid from
Ordinary income	$945,393	$201,013	$59,874,227
Long-term capital gains	–	2,137,435	–
Total distributions paid	$945,393	$2,338,448	$59,874,227

Fiscal year ended November 30, 2018
Distributions paid from
Ordinary income	$878,543	$154,749	$88,361,797
Long-term capital gains	192,000	3,477,629	–
Total distributions paid	$1,070,543	$3,632,378	$88,361,797

The following distributions were declared on June 24, 2019, payable to shareholders on June 25, 2019:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Ordinary income distributions
Amount	$–	$–	$29,317,675
Per share	$–	$–	$0.09

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND	Six-Month
	Period Ended
	May 31, 2019		Year Ended November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Per share operating performance
Net asset value, beginning of period	$66.36		$65.77	$57.48	$50.72	$53.40	$46.47
Income from investment operations
Net investment income	0.37		0.55	0.37	0.47	0.35	0.27
Net realized and unrealized gains (losses)
on investments	(1.19)		0.59	8.38	6.64	(2.75)	6.84
Total from investment operations	(0.82)		1.14	8.75	7.11	(2.40)	7.11
Less distributions
Distributions from net investment income	(0.52)		(0.45)	(0.46)	(0.35)	(0.28)	(0.18)
Distributions from net realized gains	–		(0.10)	–	–	–	–
Total distributions	(0.52)		(0.55)	(0.46)	(0.35)	(0.28)	(0.18)
Net asset value, end of period	$65.02		$66.36	$65.77	$57.48	$50.72	$53.40
Total return	(1.13%	)(a)	1.72%	15.32%	14.16%	(4.52% )	15.35%
Ratios and supplemental data
Net assets, end of period (millions)	$116.2		$121.7	$129.0	$117.5	$111.9	$128.6
Ratios to average net assets:
Ratios of expenses	1.03%	(b)	1.05%	1.10%	1.13%	1.15%	1.15%
Ratio of expenses without reimbursement	1.23%	(b)	1.21%	1.22%	1.25%	1.22%	1.23%
Ratio of net investment income	1.07%	(b)	0.80%	0.59%	0.90%	0.64%	0.54%
Ratio of net investment income
without reimbursement	0.87%	(b)	0.64%	0.47%	0.78%	0.57%	0.46%
Portfolio turnover rate	14%	(a)	29%	89%	32%	45%	27%

(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Six-Month
	Period Ended
	May 31, 2019		Year Ended November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Per share operating performance
Net asset value, beginning of period	$12.02		$13.73	$12.53	$12.07	$14.04	$14.04
Income from investment operations
Net investment income (loss)	0.02		0.03	0.01	0.01	– (a)	–	(a)
Net realized and unrealized gains (losses)
on investments	(0.50)		(0.75)	1.78	1.45	(0.64)	1.47
Total from investment operations	(0.48)		(0.72)	1.79	1.46	(0.64)	1.47
Less distributions
Distributions from net investment income	(0.03)		(0.01)	(0.01)	– (a)	–	–
Distributions from net realized gains	(0.67)		(0.98)	(0.58)	(1.00)	(1.33)	(1.47)
Total distributions	(0.70)		(0.99)	(0.59)	(1.00)	(1.33)	(1.47)
Net asset value, end of period	$10.84		$12.02	$13.73	$12.53	$12.07	$14.04
Total return	(3.17%	)(b)	(5.85% )	14.78%	13.82%	(5.10% )	11.82%
Ratios and supplemental data
Net assets, end of period (millions)	$40.1		$45.0	$50.9	$43.8	$38.4	$41.3
Ratios to average net assets:
Ratios of expenses	1.15%	(c)	1.15%	1.20%	1.25%	1.30%	1.30%
Ratio of expenses without reimbursement	1.55%	(c)	1.42%	1.44%	1.50%	1.49%	1.54%
Ratio of net investment income (loss)	0.37%	(c)	0.19%	0.06%	0.06%	0.01%	(0.02%	)
Ratio of net investment loss
without reimbursement	(0.03%	)(c)	(0.08% )	(0.18% )	(0.19% )	(0.18% )	(0.27%	)
Portfolio turnover rate	17%	(b)	30%	29%	34%	27%	34%

(a) Less than .005 per share.
(b) Calculated on a non-annualized basis.
(c) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Six-Month
	Period Ended
	May 31, 2019	Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015	2014
Per share operating performance
Net asset value, beginning of period	$11.38	$11.45	$11.22	$10.98	$11.69	$11.91
Income from investment operations
Net investment income	0.20	0.36	0.35	0.49	0.49	0.45
Net realized and unrealized gains (losses)
on investments	0.07	(0.09)	0.27	0.26	(0.72)	(0.19)
Total from investment operations	0.27	0.27	0.62	0.75	(0.23)	0.26
Less distributions
Distributions from net investment income	(0.19)	(0.34)	(0.39)	(0.51)	(0.48)	(0.45)
Distributions from net realized gains	–	–	–	–	–	(0.03)
Total distributions	(0.19)	(0.34)	(0.39)	(0.51)	(0.48)	(0.48)
Net asset value, end of period	$11.46	$11.38	$11.45	$11.22	$10.98	$11.69
Total return	2.36% (a)	2.37%	5.57%	7.05%	(2.04% )	2.19%
Ratios and supplemental data
Net assets, end of period (millions)	$3,749.0	$3,655.2	$2,620.6	$2,020.5	$2,744.5	$3,724.0
Ratios to average net assets:
Ratios of expenses	0.71% (b)	0.71%	0.71%	0.72%	0.71%	0.72%
Ratio of net investment income	3.51% (b)	3.21%	3.01%	4.16%	3.98%	4.04%
Portfolio turnover rate	17% (a)	39%	43%	20%	29%	21%

(a) Calculated on a non-annualized basis.
b) Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
918 Deming Way
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2019 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 31st day of July, 2019.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 31st day of July, 2019.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

4